FINANCIAL INSTRUMENTS (Details 25) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 763,730	$ 719,953
Percentage of trade receivables	100.00%	100.00%
Open account customers [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 424,278
Percentage of trade receivables	100.00%
Secured receivables [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 396,275
Percentage of trade receivables	93.40%
Unsecured receivables [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 28,003
Percentage of trade receivables	6.60%